Fees and Commissions	12 Months Ended
Dec. 31, 2023
Fees and Commissions [Abstract]
FEES AND COMMISSIONS

NOTE 26 - FEES AND COMMISSIONS

This item includes the amount of fees earned and paid during the year, except for those which are an integral part of the financial instrument’s effective interest rate:

	For the years ended December 31,
Fee and commission income	2023	2022	2021
	MCh$	MCh$	MCh$
Fees and commissions for prepayments	14,151	11,348	16,266
Fees and commissions of loans with credit lines	2,900	233	311
Fees and commissions for lines of credits and overdrafts	2,820	8,766	7,602
Fees and commissions for guarantees and letters of credit	34,462	35,935	39,010
Fees and commissions for card services	422,737	352,448	273,641
Fees and commissions for management of accounts	59,538	52,226	39,581
Fees and commissions for collections and payments	60,912	54,060	26,871
Fees and commissions for intermediation and management of securities	9,487	10,019	10,750
Insurance brokerage fees	61,511	52,568	43,898
Fees and commissions for factoring operations services	1,249	1,829	1,223
Fees and commissions for securitizations	-	45	29
Fees and commissions for financial advice	15,422	9,362	14,332
Office banking	21,495	21,771	17,823
Fees for other services rendered	60,823	56,543	49,178
Other fees earned	81,006	61,910	54,666
Total	848,513	729,063	595,181

	For the years ended December 31,
Fee and commission expense	2023	2022	2021
	MCh$	MCh$	MCh$
Compensation for card operation	127,284	105,695	76,418
Commissions for licence for use brands	6,076	7,360	5,570
Commissions for services linked to the credit card and prepaid cards	10,943	11,458	10,083
Commissions for obligations of loyalty programmes and merits for card customers	95,542	95,946	81,734
Fees and commissions for securities transactions	9,115	8,551	8,001
Office banking	2,859	2,382	2,115
Interbank services	61,136	47,428	34,143
Other fees	32,916	42,974	27,789
Total	345,873	321,794	245,853

Net fees and commissions income	502,640	407,269	349,328

The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2023 are presented below:

	Segments					Revenue recognition calendar for ordinary activities
As of December 31, 2023	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commission income
Commissions for prepayments	11,723	2,052	123	253	14,151	-	14,151	-
Commissions of loans with credit lines	2,887	10	-	3	2,900	-	2,900	-
Commissions for lines of credits and overdrafts	1,742	(568)	1,667	(21)	2,820	2,820	-	-
Commissions for guarantees and letters of credit	4,072	18,460	11,014	916	34,462	34,462	-	-
Commissions for card services	360,758	34,347	27,394	238	422,737	84,547	338,190	-
Commissions for management of accounts	55,495	3,232	804	7	59,538	59,538	-	-
Commissions for collections and payments	84,434	9,846	8,115	(41,483)	60,912	-	36,547	24,365
Commissions for intermediation and management of securities	1,926	598	6,830	133	9,487	-	9,487	-
Remuneration for insurance brokerage fees	60,625	56	1	829	61,511	-	61,511	-
Commissions for factoring operations services	126	565	549	9	1,249	-	1,249	-
Commissions for securitizations	-	-	-	-	-	-	-	-
Commissions for financial advice	45	5,250	3,980	6,147	15,422	-	15,422	-
Office banking	14,190	5,966	1,339	-	21,495	21,495	-	-
Fees for other services rendered	54,494	5,283	1,044	2	60,823	-	60,823	-
Other fees earned	66,003	9,992	6,278	(1,267)	81,006	-	81,006	-
Total	718,520	95,089	69,138	(34,234)	848,513	202,862	621,286	24,365

Commission expenses
Compensation for card operation	(106,507)	(16,859)	(3,620)	(299)	(127,285)	-	(127,285)	-
Commissions for licence for use brands	(5,078)	(943)	(38)	(18)	(6,077)	-	(6,077)	-
Commissions for services linked to the credit card and prepaid cards	(16,188)	(584)	(62)	5,891	(10,943)	-	(10,943)	-
Commissions for obligations of loyalty programmes and merits for card customers	(94,316)	(990)	-	(236)	(95,542)	-	(57,325)	(38,217)
Fees and commissions for securities transactions	-	-	(7,426)	(1,689)	(9,115)	-	(9,115)	-
Office banking	(2,286)	(811)	(244)	482	(2,859)	(2,859)	-	-
Interbank services	(48,872)	(7,370)	(5,215)	321	(61,136)	-	(61,136)	-
Other fees	(68,630)	(2,568)	(2,076)	40,358	(32,916)	-	(32,916)	-
Total	(341,877)	(30,125)	(18,681)	44,810	(345,873)	(2,859)	(304,797)	(38,217)
Total Net commission income and expenses	376,643	64,964	50,457	10,576	502,640	200,003	316,489	(13,852)

The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2022 are presented below:

	Segments					Revenue recognition calendar for ordinary activities
As of December 31, 2022	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commission income
Commissions for prepayments	7,072	3,229	11	1,036	11,348	-	11,348	-
Commissions of loans with credit lines	170	-	-	63	233	-	233	-
Commissions for lines of credits and overdrafts	7,039	(836)	2,556	7	8,766	8,766	-	-
Commissions for guarantees and letters of credit	5,028	20,295	10,036	576	35,935	35,935	-	-
Commissions for card services	301,123	24,915	9,417	16,993	352,448	71,904	280,544	-
Commissions for management of accounts	48,336	3,011	845	34	52,226	46,054	6,172	-
Commissions for collections and payments	65,897	9,318	8,052	(29,207)	54,060		38,065	15,995
Commissions for intermediation and management of securities	2,249	276	6,874	620	10,019	-	10,019	-
Commissions for factoring operations services	52,757	12	1	(202)	52,568	-	-	52,568
Commissions for securitizations	313	657	761	98	1,829	-	1,829	-
Commissions for financial advice	-	-	45	-	45	-	45	-
Remuneration for insurance commercialization	(1,362)	2,894	3,916	3,914	9,362	-	9,362	-
Office banking	15,260	5,489	1,022	0	21,771	21,771	-	-
Fees for other services rendered	52,059	3,801	668	15	56,543	-	56,543	-
Other fees earned	47,603	9,790	6,905	(2,388)	61,910	-	61,910	-
Total	603,544	82,851	51,109	(8,441)	729,063	184,430	476,070	68,563

Commission expenses
Compensation for card operation	94,473	9,619	1,418	185	105,695	12,505	93,190	-
Commissions for licence for use brands	6,679	620	51	10	7,360	5,500	1,860	-
Commissions for services linked to the credit card and prepaid cards	11,029	391	38	0	11,458	11,458	-	-
Commissions for obligations of loyalty programmes and merits for card customers	94,958	987	1	0	95,946	85,412	10,534
Fees and commissions for securities transactions	0	0	6,186	2,365	8,551		8,551	-
Office banking	4,772	(82)	(2,308)	0	2,382	2,382	-	-
Interbank services	33,658	6,026	7,804	(60)	47,428	-	47,428	-
Other fees	45,269	2,646	619	(5,560)	42,974	-	42,974	-
Total	290,838	20,207	13,809	(3,060)	321,794	117,257	204,537	0
Total Net commission income and expenses	312,706	62,644	37,300	(5,381)	407,269	67,173	271,533	68,563

The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2021 are presented below:

	Segments					Revenue recognition calendar for ordinary activities
As of December 31, 2021	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commission income
Commissions for prepayments	8,360	7,572	1,525	(1,191)	16,266	-	16,266	-
Commissions of loans with credit lines	323	1	-	(13)	311	-	311	-
Commissions for lines of credits and overdrafts	6,284	835	430	53	7,602	7,602	-	-
Commissions for guarantees and letters of credit	11,620	19,281	7,983	126	39,010	39,010	-	-
Commissions for card services	258,971	11,223	3,401	46	273,641	58,186	215,455	-
Commissions for management of accounts	35,933	2,496	1,149	3	39,581	39,581	-	-
Commissions for collections and payments	24,615	1,561	653	42	26,871	-	12,498	14,373
Commissions for intermediation and management of securities	3,687	355	5,790	918	10,750	-	10,750	-
Commissions for factoring operations services	43,995	-	3	(100)	43,898	-	-	43,898
Commissions for securitizations	359	418	444	2	1,223	-	1,223	-
Commissions for financial advice	-	-	29	-	29	-	29	-
Remuneration for insurance commercialization	1	2,297	12,097	(63)	14,332	-	14,332	-
Office banking	12,493	4,494	836		17,823	17,823	-	-
Fees for other services rendered	45,278	3,306	581	13	49,178	-	49,178	-
Other fees earned	38,017	6,788	2,311	7,550	54,666	-	54,666	-
Total	489,936	60,627	37,232	7,386	595,181	162,202	374,708	58,271

Commission expenses
Compensation for card operation	69,756	5,119	1,034	509	76,418	9,041	67,377	-
Commissions for licence for use brands	5,370	215	(15)	-	5,570	4,162	1,408	-
Commissions for services linked to the credit card and prepaid cards	9,987	80	16	-	10,083	10,083	-	-
Commissions for obligations of loyalty programmes and merits for card customers	81,610	621	3	(500)	81,734	72,760	8,974	-
Fees and commissions for securities transactions	-	-	4,688	3,313	8,001	-	8,001	-
Office banking	4,237	(73)	(2,049)		2,115	2,115		-
Interbank services	24,230	4,338	5,618	(43)	34,143	-	34,143	-
Other fees	41,588	2,568	4,472	(20,839)	27,789	-	27,789	-
Total	236,778	12,868	13,767	(17,560)	245,853	98,161	147,692	-
Total Net commission income and expenses	253,158	47,759	23,465	24,946	349,328	64,041	227,016	58,271